Warrants reserve (Tables)	9 Months Ended
May 31, 2022
Schedule of Reserve for warrants
	Number of warrants	Weighted average exercise price per share
Balance – August 31, 2020	3,289,938	1.19
Warrants issued	20,391,114	0.89
Balance – August 31, 2021	23,681,052	0.94
Warrants issued	18,576,923	0.44
Warrants expired	(287,901)	0.93
Balance – May 31, 2022	41,970,074	0.72

Schedule of warrants and compensation warrants
	Number of Warrants	Exercise price	Expiry date
Convertible debenture warrants – July 27, 2020	3,002,037	$1.2125	July 27, 2023
Private placement financing warrants – December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants – February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants – February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance, May 31, 2022	41,970,074	-	-